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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         EDGEPOINT INVESTMENT GROUP INC.
                 -------------------------------
   Address:      150 BLOOR STREET W SUITE 500
                 -------------------------------
                 TORONTO, ONTARIO
                 -------------------------------
                 M5S 2X9
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICK FARMER
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   416.848.9797
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ PATRICK FARMER               TORONTO, ON      FEB 10, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: 1,311,032
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


   NAME OF ISSUER          TITLE OF CLASS    CUSIP   VALUE (x$1000)  SH/PRN   PUT/CALL INVESTMENT  OTHER        VOTING AUTHORITY
                                                                                       DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------- ---------------- --------- -------------- --------- -------- ------------------- --------- ------ -------
Alere Inc                 PERP PFD CONV SE 01449J204          1,596     7,600       SH       Sole              7,600
Alere Inc                              COM 01449J105         47,625 2,062,600       SH       Sole          2,062,600
Altera Corp                            COM  21441100         82,551 2,225,100       SH       Sole          2,225,100
AMN Healthcare Services
 Inc.                                  COM   1744101         29,656 6,694,400       SH       Sole          6,694,400
Bank of Nova Scotia                    COM  64149107         28,869   577,60        SH       Sole            577,600
Canadian Imperial Bank
 Of Commerce                           COM 136069101          7,741   106,700       SH       Sole            106,700
Cisco Systems Inc                      COM 17275R102         58,270 3,222,900       SH       Sole          3,222,900
Colony Financial Inc                   COM 19624R106          3,024   192,500       SH       Sole            192,500
Ecolab Inc                             COM 278865100         19,945   345,013       SH       Sole            345,013
EXFO Inc                               COM 302046107         22,673 3,767,700       SH       Sole          3,767,700
Fortune Brands Home &
 Security Inc                          COM 34964C106          7,664   450,000       SH       Sole            450,000
Gran Tierra Energy Inc.                COM 38500T101          7,800 1,612,400       SH       Sole          1,612,400
IMRIS INC                              COM 45322N105          8,113 2,989,500       SH       Sole          2,989,500
International Game
 Technology                            COM 459902102         85,667 4,980,650       SH       Sole          4,980,650
Intl Rectifier Corp                    COM 460254105         69,559 3,581,800       SH       Sole          3,581,800
JPMorgan Chase & Co                    COM 46625H100         44,821 1,348,000       SH       Sole          1,348,000
Knoll Inc                              COM 498904200         37,247 2,508,190       SH       Sole          2,508,190
Merit Medical Systems Inc              COM 589889104         38,593 2,884,350       SH       Sole          2,884,350
MI Developments Inc                    COM 55304X104         41,505 1,295,200       SH       Sole          1,295,200
National Instruments Corp              COM 636518102          1,510    58,200       SH       Sole             58,200
Pool Corp                              COM 73278L105         40,566 1,347,700       SH       Sole          1,347,700
Progressive Corp                       COM 743315103         74,291 3,807,850       SH       Sole          3,807,850
Research In Motion                     COM 760975102         22,249 1,531,750       SH       Sole          1,531,750
Royal Bank Of Canada                   COM 780087102         20,644   403,900       SH       Sole            403,900
Ryanair Hldgs Plc Adr        SPONSORED ADR 783513104         89,815 3,223,800       SH       Sole          3,223,800
Semgroup Corp Class A                 CL A 81663A105         41,579 1,595,500       SH       Sole          1,595,500
Shuffle Master Inc                     COM 825549108         35,267 3,009,100       SH       Sole          3,009,100
Team Inc                               COM 878155100         35,396 1,189,786       SH       Sole          1,189,786
Thomson Reuters Corp.                  COM 884903105          2,072    77,400       SH       Sole             77,400
Tim Hortons Inc.                       COM 88706M103         33,159   683,200       SH       Sole            683,200
Toronto Dominion Bank                  COM 891160509         38,618   514,800       SH       Sole            514,800
Wellpoint Inc                          COM 94973V107         96,390 1,454,950       SH       Sole          1,454,950
Wells Fargo & Co                       COM 949746101         86,839 3,150,900       SH       Sole          3,150,900
Western Union Co                       COM 959802109         49,718 2,722,800       SH       Sole          2,722,800
                                                     --------------
                                                          1,311,032
                                                     --------------